UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01700
                                   ---------

                     FRANKLIN GOLD AND PRECIOUS METALS FUND
                     --------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
             (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 7/31/07
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                                    JULY 31, 2007
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    ANNUAL REPORT AND SHAREHOLDER LETTER                 SECTOR
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                                                    FASTER VIA EMAIL?
                       FRANKLIN GOLD AND
                     PRECIOUS METALS FUND           Eligible shareholders can
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--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        FRANKLIN o Templeton o Mutual Series

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL Series. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

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MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Franklin Gold and Precious Metals Fund ....................................    3

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   13

Financial Highlights and Statement of Investments .........................   15

Financial Statements ......................................................   22

Notes to Financial Statements .............................................   26

Report of Independent Registered Public Accounting Firm ...................   34

Tax Designation ...........................................................   35

Meeting of Shareholders ...................................................   36

Board Members and Officers ................................................   39

Shareholder Information ...................................................   43

--------------------------------------------------------------------------------

Shareholder Letter

Dear Shareholder:

During the 12 months ended July 31, 2007, moderate economic growth was supported by robust consumer spending and strong corporate profits. However, the pace in the first half of 2007 was restrained by volatile energy prices, ongoing housing market weakness and tightening credit due to increasing defaults and foreclosures in the subprime mortgage market. Core inflation was mostly contained during the reporting period, although headline, or overall, inflation rose due to higher food and energy prices. In this environment, a cautious Federal Reserve Board warned that inflation posed a greater risk to the economy than recession. The Standard & Poor's 500 Index (S&P 500) had a +16.22% total return, the Dow Jones Industrial Average returned +20.84% and the NASDAQ Composite Index returned +22.66% for the 12 months under review. 1

In the enclosed annual report for Franklin Gold and Precious Metals Fund, the portfolio manager discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find other performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

--------------------------------------------------------------------------------

eDELIVERY DETAILS

Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                               Not part of the annual report | 1

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate changing market environments.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin Gold and Precious Metals Fund

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JULY 31, 2007. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the annual report

Annual Report

Franklin Gold and Precious Metals Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Gold and Precious Metals Fund seeks capital appreciation, with current income as its secondary goal, by investing at least 80% of its net assets in securities of gold and precious metals operation companies.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Gold and Precious Metals Fund covers the fiscal year ended July 31, 2007.

PERFORMANCE OVERVIEW

Franklin Gold and Precious Metals Fund - Class A delivered a cumulative total return of +15.94% for the 12 months ended July 31, 2007. The Fund under-performed the broad Standard & Poor's 500 Index's (S&P 500's) +16.22% total return, but outperformed the sector-specific FTSE Gold Mines Index's -0.41% price return during the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended July 31, 2007, the U.S. economy advanced at a moderate but uneven pace. Although gross domestic product (GDP) grew at 1.1% and 2.1% annualized rates in the third and fourth quarters of 2006 due in part to strong domestic demand and a healthy increase in exports, the U.S. entered 2007 with a record current account deficit. Corporate profits and government spending generally remained robust. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of

1. Sources: Standard & Poor's Micropal; Financial Times. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The FTSE Gold Mines Index is an unweighted index that tracks the daily performance of gold mining companies in South Africa, Australia and North America. This is a price-only index and does not include dividends. The indexes are unmanaged. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 19.


                                                               Annual Report | 3

GEOGRAPHIC BREAKDOWN

Based on Total Net Assets as of 7/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Canada                                       40.1%
South Africa                                 23.8%
Australia                                    11.7%
U.K.                                          8.6%
U.S.                                          6.2%
Peru                                          4.0%
Papua New Guinea                              3.3%
Bolivia                                       0.2%
Russia                                        0.1%
Short-Term Investments & Other Net Assets     2.0%

the nation's residential real estate markets. GDP growth slowed to an annualized 0.6% rate in first quarter 2007. In the second quarter, however, growth advanced at an estimated annualized 4.0% rate, supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

The unemployment rate decreased from 4.8% at the beginning of the period to 4.6% in July 2007. 2 Although consumer confidence in July neared a six-year high, consumer spending slowed toward period-end as worries about the housing slump and high gasoline prices made individuals more cautious. After a welcome drop in energy costs during the latter half of 2006, elevated oil prices returned in 2007, reaching a record high on July 31, in response to perceived tight supply and high demand for oil, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. The core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.2% for the 12 months ended July 31, 2007, which was the same as the 10-year average. 2

The Federal Reserve Board (Fed) kept the federal funds target rate at 5.25% for the year under review. At period-end, the Fed was still more concerned with inflation pressures than an economic slowdown. The 10-year Treasury note yield fell from 4.99% at the beginning of the period to 4.78% on July 31, 2007.

After stock market sell-offs in late February and mid-March, markets rebounded in the second quarter of 2007 amid generally strong first quarter corporate earnings reports. However, volatility picked up again in July when the markets fluctuated widely almost daily due to investor concerns about the housing market, lending environment and mixed second quarter earnings reports. The last full week in July was the worst in five years for many markets, and stock prices continued to struggle until period-end. The blue chip stocks of the Dow Jones Industrial Average posted a 12-month total return of +20.84%, the broader S&P 500 returned +16.22%, and the technology-heavy NASDAQ Composite Index returned +22.66%. 3 Materials, information technology and telecommunication stocks performed particularly well.

2. Source: Bureau of Labor Statistics.

3. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P
500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


4 | Annual Report

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Platinum              Gold               Palladium
------------------------------------------------------------------------------
    7/31/2006               $1,230               $636                  $313
     8/1/2006               $1,244               $646                  $317
     8/2/2006               $1,248               $651                  $323
     8/3/2006               $1,233               $644                  $322
     8/4/2006               $1,243               $646                  $325
     8/7/2006               $1,252               $648                  $325
     8/8/2006               $1,241               $642                  $321
     8/9/2006               $1,248               $650                  $324
    8/10/2006               $1,241               $636                  $319
    8/11/2006               $1,244               $632                  $318
    8/14/2006               $1,223               $626                  $314
    8/15/2006               $1,230               $624                  $321
    8/16/2006               $1,243               $629                  $334
    8/17/2006               $1,224               $614                  $334
    8/18/2006               $1,210               $614                  $333
    8/21/2006               $1,232               $628                  $344
    8/22/2006               $1,227               $625                  $341
    8/23/2006               $1,228               $622                  $345
    8/24/2006               $1,226               $621                  $342
    8/25/2006               $1,221               $622                  $346
    8/28/2006               $1,221               $614                  $341
    8/29/2006               $1,219               $614                  $336
    8/30/2006               $1,226               $619                  $337
    8/31/2006               $1,243               $627                  $343
     9/1/2006               $1,245               $625                  $344
     9/4/2006               $1,249               $626                  $345
     9/5/2006               $1,269               $638                  $352
     9/6/2006               $1,267               $633                  $354
     9/7/2006               $1,252               $616                  $347
     9/8/2006               $1,224               $610                  $330
    9/11/2006               $1,193               $589                  $315
    9/12/2006               $1,203               $587                  $310
    9/13/2006               $1,182               $590                  $316
    9/14/2006               $1,175               $575                  $322
    9/15/2006               $1,157               $579                  $312
    9/18/2006               $1,163               $587                  $313
    9/19/2006               $1,152               $573                  $309
    9/20/2006               $1,139               $576                  $306
    9/21/2006               $1,138               $584                  $309
    9/22/2006               $1,145               $589                  $319
    9/25/2006               $1,131               $590                  $315
    9/26/2006               $1,131               $592                  $317
    9/27/2006               $1,139               $603                  $320
    9/28/2006               $1,151               $601                  $321
    9/29/2006               $1,140               $598                  $315
    10/2/2006               $1,147               $596                  $311
    10/3/2006               $1,117               $574                  $300
    10/4/2006               $1,077               $567                  $291
    10/5/2006               $1,083               $574                  $298
    10/6/2006               $1,077               $574                  $300
    10/9/2006               $1,087               $577                  $301
   10/10/2006               $1,071               $573                  $299
   10/11/2006               $1,071               $573                  $305
   10/12/2006               $1,071               $579                  $305
   10/13/2006               $1,076               $590                  $313
   10/16/2006               $1,084               $596                  $323
   10/17/2006               $1,072               $590                  $318
   10/18/2006               $1,087               $590                  $328
   10/19/2006               $1,089               $599                  $335
   10/20/2006               $1,079               $591                  $327
   10/23/2006               $1,073               $581                  $317
   10/24/2006               $1,056               $586                  $321
   10/25/2006               $1,069               $591                  $322
   10/26/2006               $1,078               $597                  $322
   10/27/2006               $1,077               $599                  $322
   10/30/2006               $1,087               $604                  $326
   10/31/2006               $1,080               $606                  $322
    11/1/2006               $1,105               $617                  $325
    11/2/2006               $1,157               $624                  $325
    11/3/2006               $1,207               $627                  $333
    11/6/2006               $1,187               $623                  $331
    11/7/2006               $1,187               $624                  $331
    11/8/2006               $1,157               $615                  $328
    11/9/2006               $1,205               $633                  $337
   11/10/2006               $1,216               $628                  $329
   11/13/2006               $1,206               $625                  $325
   11/14/2006               $1,174               $620                  $318
   11/15/2006               $1,168               $623                  $320
   11/16/2006               $1,177               $618                  $318
   11/17/2006               $1,189               $621                  $318
   11/20/2006               $1,253               $622                  $321
   11/21/2006               $1,251               $627                  $331
   11/22/2006               $1,157               $630                  $325
   11/23/2006               $1,169               $631                  $324
   11/24/2006               $1,192               $638                  $333
   11/27/2006               $1,148               $640                  $326
   11/28/2006               $1,154               $640                  $325
   11/29/2006               $1,155               $636                  $320
   11/30/2006               $1,188               $648                  $331
    12/1/2006               $1,163               $645                  $331
    12/4/2006               $1,161               $646                  $331
    12/5/2006               $1,126               $643                  $330
    12/6/2006               $1,119               $630                  $324
    12/7/2006               $1,129               $633                  $330
    12/8/2006               $1,110               $625                  $326
   12/11/2006               $1,109               $630                  $331
   12/12/2006               $1,115               $630                  $329
   12/13/2006               $1,109               $628                  $327
   12/14/2006               $1,112               $625                  $327
   12/15/2006               $1,102               $615                  $321
   12/18/2006               $1,100               $616                  $327
   12/19/2006               $1,122               $622                  $325
   12/20/2006               $1,120               $620                  $323
   12/21/2006               $1,121               $618                  $327
   12/22/2006               $1,122               $621                  $324
   12/25/2006               $1,120               $620                  $326
   12/26/2006               $1,121               $624                  $326
   12/27/2006               $1,117               $627                  $324
   12/28/2006               $1,112               $634                  $325
   12/29/2006               $1,136               $636                  $334
     1/1/2007               $1,134               $636                  $325
     1/2/2007               $1,137               $640                  $335
     1/3/2007               $1,125               $627                  $337
     1/4/2007               $1,120               $622                  $337
     1/5/2007               $1,112               $607                  $335
     1/8/2007               $1,121               $610                  $330
     1/9/2007               $1,128               $613                  $330
    1/10/2007               $1,142               $611                  $329
    1/11/2007               $1,135               $611                  $327
    1/12/2007               $1,147               $627                  $333
    1/15/2007               $1,146               $626                  $331
    1/16/2007               $1,138               $624                  $333
    1/17/2007               $1,147               $631                  $339
    1/18/2007               $1,158               $627                  $339
    1/19/2007               $1,158               $635                  $341
    1/22/2007               $1,157               $633                  $342
    1/23/2007               $1,174               $646                  $347
    1/24/2007               $1,168               $648                  $348
    1/25/2007               $1,173               $646                  $348
    1/26/2007               $1,175               $646                  $348
    1/29/2007               $1,164               $643                  $340
    1/30/2007               $1,171               $647                  $337
    1/31/2007               $1,180               $653                  $338
     2/1/2007               $1,183               $657                  $341
     2/2/2007               $1,158               $647                  $333
     2/5/2007               $1,164               $648                  $339
     2/6/2007               $1,183               $653                  $341
     2/7/2007               $1,193               $651                  $342
     2/8/2007               $1,193               $660                  $340
     2/9/2007               $1,192               $666                  $338
    2/12/2007               $1,183               $661                  $337
    2/13/2007               $1,197               $664                  $342
    2/14/2007               $1,211               $669                  $344
    2/15/2007               $1,210               $669                  $341
    2/16/2007               $1,206               $669                  $339
    2/19/2007               $1,216               $670                  $340
    2/20/2007               $1,210               $657                  $337
    2/21/2007               $1,227               $678                  $344
    2/22/2007               $1,223               $677                  $348
    2/23/2007               $1,233               $682                  $354
    2/26/2007               $1,237               $686                  $356
    2/27/2007               $1,231               $663                  $349
    2/28/2007               $1,250               $669                  $350
     3/1/2007               $1,238               $664                  $350
     3/2/2007               $1,206               $642                  $347
     3/5/2007               $1,167               $636                  $340
     3/6/2007               $1,193               $646                  $348
     3/7/2007               $1,190               $649                  $349
     3/8/2007               $1,205               $651                  $350
     3/9/2007               $1,198               $650                  $351
    3/12/2007               $1,206               $650                  $351
    3/13/2007               $1,207               $643                  $347
    3/14/2007               $1,203               $644                  $349
    3/15/2007               $1,214               $646                  $348
    3/16/2007               $1,217               $653                  $350
    3/19/2007               $1,229               $654                  $352
    3/20/2007               $1,229               $658                  $352
    3/21/2007               $1,233               $664                  $353
    3/22/2007               $1,236               $664                  $355
    3/23/2007               $1,227               $657                  $353
    3/26/2007               $1,236               $664                  $352
    3/27/2007               $1,235               $664                  $352
    3/28/2007               $1,240               $665                  $354
    3/29/2007               $1,234               $661                  $353
    3/30/2007               $1,243               $663                  $353
     4/2/2007               $1,238               $664                  $350
     4/3/2007               $1,241               $663                  $352
     4/4/2007               $1,247               $674                  $352
     4/5/2007               $1,254               $674                  $353
     4/6/2007               $1,249               $675                  $353
     4/9/2007               $1,251               $670                  $355
    4/10/2007               $1,263               $677                  $361
    4/11/2007               $1,267               $677                  $367
    4/12/2007               $1,262               $676                  $370
    4/13/2007               $1,271               $685                  $377
    4/16/2007               $1,278               $690                  $379
    4/17/2007               $1,271               $686                  $376
    4/18/2007               $1,295               $690                  $382
    4/19/2007               $1,297               $682                  $377
    4/20/2007               $1,328               $691                  $385
    4/23/2007               $1,324               $689                  $384
    4/24/2007               $1,304               $683                  $376
    4/25/2007               $1,300               $686                  $380
    4/26/2007               $1,296               $674                  $371
    4/27/2007               $1,288               $681                  $372
    4/30/2007               $1,286               $678                  $373
     5/1/2007               $1,291               $673                  $370
     5/2/2007               $1,292               $673                  $373
     5/3/2007               $1,300               $682                  $375
     5/4/2007               $1,320               $688                  $375
     5/7/2007               $1,341               $688                  $377
     5/8/2007               $1,338               $685                  $372
     5/9/2007               $1,326               $680                  $366
    5/10/2007               $1,309               $665                  $362
    5/11/2007               $1,329               $670                  $365
    5/14/2007               $1,322               $669                  $358
    5/15/2007               $1,327               $672                  $359
    5/16/2007               $1,315               $662                  $356
    5/17/2007               $1,307               $657                  $360
    5/18/2007               $1,318               $661                  $363
    5/21/2007               $1,312               $663                  $375
    5/22/2007               $1,284               $659                  $372
    5/23/2007               $1,300               $661                  $374
    5/24/2007               $1,281               $654                  $366
    5/25/2007               $1,273               $656                  $367
    5/28/2007               $1,271               $655                  $367
    5/29/2007               $1,258               $656                  $366
    5/30/2007               $1,262               $653                  $366
    5/31/2007               $1,280               $660                  $368
     6/1/2007               $1,291               $671                  $371
     6/4/2007               $1,298               $671                  $371
     6/5/2007               $1,293               $670                  $366
     6/6/2007               $1,294               $670                  $368
     6/7/2007               $1,290               $659                  $367
     6/8/2007               $1,283               $648                  $366
    6/11/2007               $1,292               $653                  $368
    6/12/2007               $1,291               $647                  $367
    6/13/2007               $1,284               $651                  $366
    6/14/2007               $1,283               $651                  $368
    6/15/2007               $1,282               $655                  $369
    6/18/2007               $1,296               $656                  $370
    6/19/2007               $1,291               $661                  $372
    6/20/2007               $1,289               $654                  $374
    6/21/2007               $1,289               $651                  $376
    6/22/2007               $1,301               $654                  $376
    6/25/2007               $1,281               $651                  $369
    6/26/2007               $1,267               $640                  $366
    6/27/2007               $1,274               $643                  $364
    6/28/2007               $1,274               $648                  $365
    6/29/2007               $1,272               $649                  $366
     7/2/2007               $1,280               $657                  $368
     7/3/2007               $1,283               $653                  $365
     7/4/2007               $1,287               $654                  $366
     7/5/2007               $1,291               $649                  $365
     7/6/2007               $1,294               $655                  $367
     7/9/2007               $1,301               $660                  $368
    7/10/2007               $1,298               $663                  $369
    7/11/2007               $1,300               $660                  $368
    7/12/2007               $1,315               $666                  $370
    7/13/2007               $1,311               $666                  $368
    7/16/2007               $1,315               $664                  $367
    7/17/2007               $1,309               $664                  $364
    7/18/2007               $1,322               $673                  $368
    7/19/2007               $1,324               $677                  $370
    7/20/2007               $1,331               $683                  $372
    7/23/2007               $1,328               $681                  $369
    7/24/2007               $1,318               $681                  $366
    7/25/2007               $1,320               $674                  $367
    7/26/2007               $1,311               $662                  $364
    7/27/2007               $1,278               $661                  $361
    7/30/2007               $1,277               $665                  $366
    7/31/2007               $1,289               $664                  $364

For illustrative purposes only; not representative of the Fund's portfolio composition or performance.

Precious metals generally performed well during the past year. Palladium was the best performing major metal during the reporting period as it began the period at $313 per ounce, traded between $292 and $385, and ended the period at $364 per ounce, up 16%. Silver's price rose from $11.43 per ounce to $12.86 per ounce, a 13% increase. Gold had a modest 5% gain as its price started the period at $637 per ounce, fell to $567 per ounce in October 2006, and then recovered to $664 per ounce at period-end. Platinum's price followed a similar path to gold's, beginning the period at $1,230 per ounce, falling to a low of $1,057 per ounce in October, and then bouncing back to end the period up 5% at $1,290 per ounce.

INVESTMENT STRATEGY

We believe that investing in gold and other precious metals offers an excellent opportunity for diversification in an attractive asset class over the long term. We like companies with multiple mines, attractive production profiles, strong reserve bases and active exploration programs that can drive future reserve and production growth. While the sector can be volatile, especially over the short term, precious metals, such as gold, can be attractive because they are a hard asset not tied to any particular country or financial system.

MANAGER'S DISCUSSION

During the 12 months under review, mergers and acquisitions continued to be a major theme despite significant sector consolidation over the past few years. Among the notable events that occurred were Goldcorp's merger with Glamis Gold, which resulted in the world's third-largest gold company by

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 7/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Long Life Gold Mines                         52.0%
Platinum & Palladium                         17.0%
Medium Life Gold Mines                       11.4%
Gold Exploration & Development               10.6%
Gold & Diversified Resources                  6.9%
Paper & Forest Products                       0.1%
Short-Term Investments & Other Net Assets     2.0%


                                                               Annual Report | 5

TOP 10 HOLDINGS
7/31/07

--------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                             NET ASSETS
--------------------------------------------------------------------------------
Barrick Gold Corp.                                                      7.8%
   LONG LIFE GOLD MINES, CANADA
--------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.,
ord. & ADR                                                              7.6%
   PLATINUM & PALLADIUM, SOUTH AFRICA
--------------------------------------------------------------------------------
Anglo Platinum Ltd., ord. & ADR                                         6.8%
   PLATINUM & PALLADIUM, SOUTH AFRICA
--------------------------------------------------------------------------------
Newcrest Mining Ltd.                                                    6.4%
--------------------------------------------------------------------------------
   LONG LIFE GOLD MINES, AUSTRALIA
Goldcorp Inc.                                                           4.3%
   LONG LIFE GOLD MINES, CANADA
--------------------------------------------------------------------------------
Compania de Minas Buenaventura SA,
ord. & ADR                                                              4.0%
   LONG LIFE GOLD MINES, PERU
--------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                                 4.0%
   LONG LIFE GOLD MINES, CANADA
--------------------------------------------------------------------------------
AngloGold Ashanti Ltd., ord. & ADR                                      4.0%
   LONG LIFE GOLD MINES, SOUTH AFRICA
--------------------------------------------------------------------------------
Randgold Resources Ltd., ADR                                            3.5%
   LONG LIFE GOLD MINES, U.K.
--------------------------------------------------------------------------------
Lihir Gold Ltd.                                                         3.3%
   LONG LIFE GOLD MINES,
   PAPUA NEW GUINEA
--------------------------------------------------------------------------------

market capitalization; Iamgold's acquisition of Cambior; and Gold Fields' purchase of Western Areas. Other mergers during the period included Freeport-McMoRan Copper & Gold's acquisition of Phelps Dodge, Kinross's combining with Bema Gold and Lundin Mining's purchase of Rio Narcea. Yamana Gold also announced plans for a three-way combination with a hostile bid for Meridian Gold and a conditional friendly merger with Northern Orion.

Among the most significant contributors to the Fund's performance for the year under review were South African platinum producers Anglo Platinum and Impala Platinum Holdings, and Australian gold and copper mining company Newcrest Mining. Other notable contributors included Peru's Compania de Minas Buenaventura and Canada's Ivanhoe Mines. Ivanhoe Mines is developing a large copper and gold mine in Mongolia.

The Fund had some detractors from performance during the reporting period, including Australian gold mining company Bendigo Mining and U.S. gold producer Newmont Mining. In addition, the Fund's position in Canada's Goldcorp underperformed following the completion of its merger with Glamis Gold. South African gold producers AngloGold Ashanti and Gold Fields also hindered the Fund's performance during the period.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. During the review period, the U.S. dollar appreciated modestly in value relative to the South African rand, and lost value relative to the Australian dollar, Canadian dollar and British pound. Given the Fund's substantial investments in Australia, Canada and the U.K., the Fund experienced a currency gain for the period. However, one cannot expect the same result in future periods.


6 | Annual Report

Thank you for your continued participation in Franklin Gold and Precious Metals Fund. We look forward to serving your future investment needs.

[PHOTO OF OMITTED]   /s/ Stephen M. Land
                         Stephen M. Land
                         Portfolio Manager
                         Franklin Gold and Precious Metals Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JULY 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                               Annual Report | 7

Performance Summary as of 7/31/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FKRCX)                          CHANGE    7/31/07    7/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$3.06    $ 33.73    $ 30.67
--------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-7/31/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.7618
--------------------------------------------------------------------------------
Long-Term Capital Gain              $1.0014
--------------------------------------------------------------------------------
   TOTAL                            $1.7632
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FAGPX)                          CHANGE    7/31/07    7/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$2.98    $ 32.60    $ 29.62
--------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-7/31/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.4417
--------------------------------------------------------------------------------
Long-Term Capital Gain              $1.0014
--------------------------------------------------------------------------------
   TOTAL                            $1.4431
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FRGOX)                          CHANGE    7/31/07    7/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$3.00    $ 32.90    $ 29.90
--------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-7/31/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.4672
--------------------------------------------------------------------------------
Long-Term Capital Gain              $1.0014
--------------------------------------------------------------------------------
   TOTAL                            $1.4686
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FGADX)                    CHANGE    7/31/07    7/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$3.18    $ 34.68    $ 31.50
--------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-7/31/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.8527
--------------------------------------------------------------------------------
Long-Term Capital Gain              $1.0014
--------------------------------------------------------------------------------
   TOTAL                            $1.8541
--------------------------------------------------------------------------------


8 | Annual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.C

----------------------------------------------------------------------------------------
CLASS A                                   1-YEAR             5-YEAR         10-YEAR
----------------------------------------------------------------------------------------
Cumulative Total Return 1                +15.94%           +253.82%        +238.18%
----------------------------------------------------------------------------------------
Average Annual Total Return 2             +9.28%            +27.23%         +12.29%
----------------------------------------------------------------------------------------
Value of $10,000 Investment 3            $10,928            $33,338         $31,868
----------------------------------------------------------------------------------------
Avg. Ann. Total Return (6/30/07) 4        +6.87%            +22.28%         +11.92%
----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5               0.93%
----------------------------------------------------------------------------------------
CLASS B                                   1-YEAR             5-YEAR   INCEPTION (1/1/99)
----------------------------------------------------------------------------------------
Cumulative Total Return 1                +15.12%           +241.00%        +364.25%
----------------------------------------------------------------------------------------
Average Annual Total Return 2            +11.12%            +27.66%         +19.59%
----------------------------------------------------------------------------------------
Value of $10,000 Investment 3            $11,112            $33,900         $46,425
----------------------------------------------------------------------------------------
Avg. Ann. Total Return (6/30/07) 4        +8.52%            +22.62%         +19.59%
----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5               1.68%
----------------------------------------------------------------------------------------
CLASS C                                   1-YEAR             5-YEAR         10-YEAR
----------------------------------------------------------------------------------------
Cumulative Total Return 1                +15.10%           +241.29%        +215.07%
----------------------------------------------------------------------------------------
Average Annual Total Return 2            +14.10%            +27.83%         +12.16%
----------------------------------------------------------------------------------------
Value of $10,000 Investment 3            $11,410            $34,129         $31,507
----------------------------------------------------------------------------------------
Avg. Ann. Total Return (6/30/07) 4       +11.56%            +22.83%         +11.80%
----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5               1.68%
----------------------------------------------------------------------------------------
ADVISOR CLASS                             1-YEAR             5-YEAR         10-YEAR
----------------------------------------------------------------------------------------
Cumulative Total Return 1                +16.25%           +258.18%        +254.30%
----------------------------------------------------------------------------------------
Average Annual Total Return 2            +16.25%            +29.07%         +13.48%
----------------------------------------------------------------------------------------
Value of $10,000 Investment 3            $11,625            $35,818         $35,430
----------------------------------------------------------------------------------------
Avg. Ann. Total Return (6/30/07) 4       +13.65%            +24.02%         +13.12%
----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5               0.68%
----------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                               Annual Report | 9

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The indexes are unmanaged, differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------
CLASS A                       7/31/07
-------------------------------------
1-Year                         +9.28%
-------------------------------------
5-Year                        +27.23%
-------------------------------------
10-Year                       +12.29%
-------------------------------------

CLASS A (8/1/97-7/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Franklin Gold and
                 Precious Metals Fund     S&P 500 6     FTSE Gold Mines Index 6
--------------------------------------------------------------------------------
  8/1/1997              $ 9,423            $10,000               $10,000
  8/31/1997             $ 9,292            $ 9,440               $ 9,984
  9/30/1997             $ 9,712            $ 9,957               $10,784
 10/31/1997             $ 8,180            $ 9,625               $ 8,780
 11/30/1997             $ 6,829            $10,070               $ 6,913
 12/31/1997             $ 6,997            $10,243               $ 7,483
  1/31/1998             $ 7,386            $10,356               $ 7,905
  2/28/1998             $ 7,353            $11,102               $ 7,617
  3/31/1998             $ 7,792            $11,670               $ 8,098
  4/30/1998             $ 8,330            $11,788               $ 9,182
  5/31/1998             $ 7,179            $11,586               $ 7,687
  6/30/1998             $ 6,636            $12,056               $ 7,028
  7/31/1998             $ 6,236            $11,928               $ 6,369
  8/31/1998             $ 4,985            $10,205               $ 4,961
  9/30/1998             $ 6,969            $10,859               $ 7,785
 10/31/1998             $ 6,986            $11,741               $ 7,871
 11/30/1998             $ 6,852            $12,453               $ 7,461
 12/31/1998             $ 6,468            $13,170               $ 6,608
  1/31/1999             $ 6,451            $13,720               $ 6,592
  2/28/1999             $ 6,317            $13,294               $ 6,162
  3/31/1999             $ 6,434            $13,826               $ 6,145
  4/30/1999             $ 7,624            $14,361               $ 7,199
  5/31/1999             $ 6,652            $14,022               $ 5,857
  6/30/1999             $ 7,171            $14,800               $ 6,259
  7/31/1999             $ 6,954            $14,338               $ 5,973
  8/31/1999             $ 7,238            $14,267               $ 6,350
  9/30/1999             $ 8,545            $13,877               $ 7,986
 10/31/1999             $ 7,724            $14,755               $ 6,928
 11/30/1999             $ 7,850            $15,055               $ 6,619
 12/31/1999             $ 8,110            $15,941               $ 6,564
  1/31/2000             $ 7,555            $15,140               $ 5,793
  2/29/2000             $ 7,227            $14,854               $ 5,976
  3/31/2000             $ 7,016            $16,306               $ 5,528
  4/30/2000             $ 6,528            $15,815               $ 5,348
  5/31/2000             $ 6,755            $15,492               $ 5,510
  6/30/2000             $ 7,067            $15,874               $ 5,710
  7/31/2000             $ 6,646            $15,626               $ 5,153
  8/31/2000             $ 7,311            $16,596               $ 5,217
  9/30/2000             $ 6,789            $15,720               $ 4,940
 10/31/2000             $ 6,427            $15,653               $ 4,188
 11/30/2000             $ 6,848            $14,420               $ 4,417
 12/31/2000             $ 7,511            $14,491               $ 4,834
  1/31/2001             $ 7,656            $15,004               $ 4,720
  2/28/2001             $ 7,997            $13,637               $ 5,054
  3/31/2001             $ 7,025            $12,774               $ 4,557
  4/30/2001             $ 8,040            $13,766               $ 5,313
  5/31/2001             $ 8,662            $13,858               $ 5,495
  6/30/2001             $ 8,227            $13,521               $ 5,490
  7/31/2001             $ 7,571            $13,388               $ 5,359
  8/31/2001             $ 8,057            $12,550               $ 5,702
  9/30/2001             $ 7,903            $11,537               $ 6,220
 10/31/2001             $ 7,665            $11,757               $ 5,949
 11/30/2001             $ 7,758            $12,659               $ 5,710
 12/31/2001             $ 8,262            $12,770               $ 5,930
  1/31/2002             $ 8,902            $12,583               $ 6,778
  2/28/2002             $ 9,717            $12,341               $ 7,450
  3/31/2002             $10,505            $12,805               $ 8,214
  4/30/2002             $11,075            $12,029               $ 8,761
  5/31/2002             $12,345            $11,941               $10,039
  6/30/2002             $10,821            $11,090               $ 8,598
  7/31/2002             $ 9,007            $10,226               $ 7,274
  8/31/2002             $10,164            $10,293               $ 8,283
  9/30/2002             $10,181            $ 9,175               $ 8,327
 10/31/2002             $ 9,638            $ 9,982               $ 7,573
 11/30/2002             $ 9,673            $10,569               $ 7,379
 12/31/2002             $11,351            $ 9,949               $ 9,036
  1/31/2003             $11,484            $ 9,688               $ 8,995
  2/28/2003             $10,669            $ 9,543               $ 8,421
  3/31/2003             $10,023            $ 9,635               $ 7,899
  4/30/2003             $ 9,863            $10,429               $ 7,816
  5/31/2003             $11,324            $10,977               $ 8,711
  6/30/2003             $11,678            $11,118               $ 9,163
  7/31/2003             $12,157            $11,314               $ 9,495
  8/31/2003             $13,945            $11,534               $10,713
  9/30/2003             $14,264            $11,412               $10,791
 10/31/2003             $15,565            $12,057               $11,666
 11/30/2003             $17,354            $12,163               $12,911
 12/31/2003             $17,290            $12,801               $12,903
  1/31/2004             $15,608            $13,035               $11,287
  2/29/2004             $15,991            $13,217               $11,501
  3/31/2004             $16,934            $13,017               $12,476
  4/30/2004             $13,499            $12,813               $ 9,757
  5/31/2004             $14,700            $12,989               $10,752
  6/30/2004             $14,344            $13,241               $10,317
  7/31/2004             $14,184            $12,803               $10,348
  8/31/2004             $15,074            $12,854               $11,255
  9/30/2004             $16,249            $12,994               $12,081
 10/31/2004             $16,578            $13,192               $12,544
 11/30/2004             $17,334            $13,726               $12,936
 12/31/2004             $16,344            $14,193               $12,009
  1/31/2005             $15,427            $13,845               $11,124
  2/28/2005             $16,611            $14,136               $11,881
  3/31/2005             $15,863            $13,886               $11,309
  4/30/2005             $14,448            $13,623               $10,128
  5/31/2005             $14,671            $14,056               $10,238
  6/30/2005             $16,068            $14,076               $11,285
  7/31/2005             $15,855            $14,600               $10,904
  8/31/2005             $16,745            $14,466               $11,417
  9/30/2005             $19,807            $14,584               $13,754
 10/31/2005             $18,525            $14,340               $12,693
 11/30/2005             $20,448            $14,882               $13,840
 12/31/2005             $22,978            $14,887               $15,352
  1/31/2006             $27,325            $15,282               $18,163
  2/28/2006             $24,896            $15,323               $15,847
  3/31/2006             $27,190            $15,514               $16,609
  4/30/2006             $30,273            $15,722               $18,718
  5/31/2006             $27,289            $15,270               $17,185
  6/30/2006             $27,674            $15,290               $17,319
  7/31/2006             $27,486            $15,384               $16,954
  8/31/2006             $28,525            $15,750               $17,376
  9/30/2006             $26,043            $16,155               $15,651
 10/31/2006             $28,015            $16,682               $16,466
 11/30/2006             $30,802            $16,998               $17,914
 12/31/2006             $30,262            $17,237               $17,284
  1/31/2007             $29,818            $17,497               $16,632
  2/28/2007             $30,507            $17,156               $16,642
  3/31/2007             $31,141            $17,348               $16,305
  4/30/2007             $31,812            $18,116               $16,342
  5/31/2007             $31,698            $18,747               $15,905
  6/30/2007             $31,377            $18,455               $15,623
  7/31/2007             $31,868            $17,880               $16,884

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------
CLASS B                       7/31/07
-------------------------------------
1-Year                        +11.12%
-------------------------------------
5-Year                        +27.66%
-------------------------------------
Since Inception (1/1/99)      +19.59%
-------------------------------------

CLASS B (1/1/99-7/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Franklin Gold and
                 Precious Metals Fund     S&P 500 6     FTSE Gold Mines Index 6
--------------------------------------------------------------------------------
   1/1/1999             $10,000            $10,000               $10,000
  1/31/1999             $ 9,961            $10,418               $ 9,975
  2/28/1999             $ 9,754            $10,094               $ 9,325
  3/31/1999             $ 9,935            $10,498               $ 9,299
  4/30/1999             $11,762            $10,905               $10,894
  5/31/1999             $10,259            $10,647               $ 8,864
  6/30/1999             $11,049            $11,238               $ 9,471
  7/31/1999             $10,699            $10,887               $ 9,038
  8/31/1999             $11,140            $10,834               $ 9,610
  9/30/1999             $13,161            $10,537               $12,085
 10/31/1999             $11,878            $11,203               $10,484
 11/30/1999             $12,073            $11,431               $10,017
 12/31/1999             $12,452            $12,104               $ 9,934
  1/31/2000             $11,606            $11,496               $ 8,766
  2/29/2000             $11,099            $11,279               $ 9,043
  3/31/2000             $10,747            $12,381               $ 8,365
  4/30/2000             $10,006            $12,009               $ 8,093
  5/31/2000             $10,344            $11,763               $ 8,338
  6/30/2000             $10,812            $12,053               $ 8,641
  7/31/2000             $10,175            $11,865               $ 7,798
  8/31/2000             $11,177            $12,601               $ 7,895
  9/30/2000             $10,370            $11,936               $ 7,476
 10/31/2000             $ 9,810            $11,886               $ 6,338
 11/30/2000             $10,448            $10,949               $ 6,685
 12/31/2000             $11,436            $11,003               $ 7,315
  1/31/2001             $11,658            $11,393               $ 7,142
  2/28/2001             $12,169            $10,355               $ 7,649
  3/31/2001             $10,676            $ 9,699               $ 6,896
  4/30/2001             $12,208            $10,453               $ 8,040
  5/31/2001             $13,165            $10,523               $ 8,316
  6/30/2001             $12,497            $10,267               $ 8,308
  7/31/2001             $11,475            $10,166               $ 8,110
  8/31/2001             $12,222            $ 9,530               $ 8,629
  9/30/2001             $11,973            $ 8,760               $ 9,412
 10/31/2001             $11,606            $ 8,927               $ 9,002
 11/30/2001             $11,737            $ 9,612               $ 8,641
 12/31/2001             $12,497            $ 9,696               $ 8,974
  1/31/2002             $13,449            $ 9,555               $10,257
  2/28/2002             $14,669            $ 9,371               $11,274
  3/31/2002             $15,849            $ 9,723               $12,431
  4/30/2002             $16,693            $ 9,134               $13,258
  5/31/2002             $18,611            $ 9,067               $15,192
  6/30/2002             $16,305            $ 8,421               $13,011
  7/31/2002             $13,556            $ 7,765               $11,008
  8/31/2002             $15,299            $ 7,816               $12,534
  9/30/2002             $15,312            $ 6,967               $12,601
 10/31/2002             $14,481            $ 7,580               $11,460
 11/30/2002             $14,535            $ 8,025               $11,167
 12/31/2002             $17,041            $ 7,554               $13,673
  1/31/2003             $17,230            $ 7,357               $13,612
  2/28/2003             $16,000            $ 7,246               $12,743
  3/31/2003             $15,027            $ 7,316               $11,954
  4/30/2003             $14,771            $ 7,919               $11,828
  5/31/2003             $16,960            $ 8,335               $13,182
  6/30/2003             $17,473            $ 8,442               $13,866
  7/31/2003             $18,176            $ 8,591               $14,369
  8/31/2003             $20,838            $ 8,758               $16,212
  9/30/2003             $21,298            $ 8,665               $16,331
 10/31/2003             $23,217            $ 9,155               $17,654
 11/30/2003             $25,879            $ 9,236               $19,539
 12/31/2003             $25,764            $ 9,720               $19,526
  1/31/2004             $23,244            $ 9,898               $17,080
  2/29/2004             $23,800            $10,036               $17,405
  3/31/2004             $25,195            $ 9,884               $18,880
  4/30/2004             $20,061            $ 9,729               $14,765
  5/31/2004             $21,835            $ 9,863               $16,271
  6/30/2004             $21,294            $10,054               $15,612
  7/31/2004             $21,050            $ 9,722               $15,659
  8/31/2004             $22,350            $ 9,761               $17,033
  9/30/2004             $24,070            $ 9,866               $18,282
 10/31/2004             $24,545            $10,017               $18,983
 11/30/2004             $25,642            $10,422               $19,577
 12/31/2004             $24,179            $10,777               $18,174
  1/31/2005             $22,811            $10,513               $16,835
  2/28/2005             $24,531            $10,734               $17,979
  3/31/2005             $23,420            $10,544               $17,114
  4/30/2005             $21,307            $10,344               $15,326
  5/31/2005             $21,632            $10,673               $15,492
  6/30/2005             $23,678            $10,688               $17,077
  7/31/2005             $23,353            $11,086               $16,501
  8/31/2005             $24,653            $10,985               $17,278
  9/30/2005             $29,136            $11,074               $20,813
 10/31/2005             $27,227            $10,889               $19,209
 11/30/2005             $30,030            $11,300               $20,944
 12/31/2005             $33,715            $11,304               $23,231
  1/31/2006             $40,087            $11,604               $27,485
  2/28/2006             $36,494            $11,635               $23,981
  3/31/2006             $39,829            $11,780               $25,135
  4/30/2006             $44,316            $11,938               $28,325
  5/31/2006             $39,924            $11,595               $26,006
  6/30/2006             $40,466            $11,610               $26,208
  7/31/2006             $40,154            $11,682               $25,657
  8/31/2006             $41,659            $11,959               $26,295
  9/30/2006             $38,012            $12,267               $23,685
 10/31/2006             $40,859            $12,667               $24,917
 11/30/2006             $44,899            $12,907               $27,109
 12/31/2006             $44,085            $13,088               $26,156
  1/31/2007             $43,437            $13,286               $25,169
  2/28/2007             $44,440            $13,027               $25,184
  3/31/2007             $45,365            $13,172               $24,675
  4/30/2007             $46,340            $13,756               $24,730
  5/31/2007             $46,173            $14,235               $24,069
  6/30/2007             $45,707            $14,013               $23,642
  7/31/2007             $46,425            $13,577               $25,551


10 | Annual Report

CLASS C (8/1/97-7/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Franklin Gold and
                 Precious Metals Fund     S&P 500 6     FTSE Gold Mines Index 6
--------------------------------------------------------------------------------
   8/1/1997             $10,000            $10,000               $10,000
  8/31/1997             $ 9,850            $ 9,440               $ 9,984
  9/30/1997             $10,299            $ 9,957               $10,784
 10/31/1997             $ 8,646            $ 9,625               $ 8,780
 11/30/1997             $ 7,230            $10,070               $ 6,913
 12/31/1997             $ 7,397            $10,243               $ 7,483
  1/31/1998             $ 7,810            $10,356               $ 7,905
  2/28/1998             $ 7,775            $11,102               $ 7,617
  3/31/1998             $ 8,241            $11,670               $ 8,098
  4/30/1998             $ 8,813            $11,788               $ 9,182
  5/31/1998             $ 7,599            $11,586               $ 7,687
  6/30/1998             $ 7,016            $12,056               $ 7,028
  7/31/1998             $ 6,565            $11,928               $ 6,369
  8/31/1998             $ 5,249            $10,205               $ 4,961
  9/30/1998             $ 7,334            $10,859               $ 7,785
 10/31/1998             $ 7,352            $11,741               $ 7,871
 11/30/1998             $ 7,202            $12,453               $ 7,461
 12/31/1998             $ 6,800            $13,170               $ 6,608
  1/31/1999             $ 6,774            $13,720               $ 6,592
  2/28/1999             $ 6,632            $13,294               $ 6,162
  3/31/1999             $ 6,756            $13,826               $ 6,145
  4/30/1999             $ 8,003            $14,361               $ 7,199
  5/31/1999             $ 6,977            $14,022               $ 5,857
  6/30/1999             $ 7,517            $14,800               $ 6,259
  7/31/1999             $ 7,278            $14,338               $ 5,973
  8/31/1999             $ 7,579            $14,267               $ 6,350
  9/30/1999             $ 8,940            $13,877               $ 7,986
 10/31/1999             $ 8,074            $14,755               $ 6,928
 11/30/1999             $ 8,206            $15,055               $ 6,619
 12/31/1999             $ 8,464            $15,941               $ 6,564
  1/31/2000             $ 7,889            $15,140               $ 5,793
  2/29/2000             $ 7,544            $14,854               $ 5,976
  3/31/2000             $ 7,314            $16,306               $ 5,528
  4/30/2000             $ 6,801            $15,815               $ 5,348
  5/31/2000             $ 7,040            $15,492               $ 5,510
  6/30/2000             $ 7,358            $15,874               $ 5,710
  7/31/2000             $ 6,925            $15,626               $ 5,153
  8/31/2000             $ 7,606            $16,596               $ 5,217
  9/30/2000             $ 7,066            $15,720               $ 4,940
 10/31/2000             $ 6,677            $15,653               $ 4,188
 11/30/2000             $ 7,111            $14,420               $ 4,417
 12/31/2000             $ 7,791            $14,491               $ 4,834
  1/31/2001             $ 7,942            $15,004               $ 4,720
  2/28/2001             $ 8,288            $13,637               $ 5,054
  3/31/2001             $ 7,276            $12,774               $ 4,557
  4/30/2001             $ 8,324            $13,766               $ 5,313
  5/31/2001             $ 8,963            $13,858               $ 5,495
  6/30/2001             $ 8,510            $13,521               $ 5,490
  7/31/2001             $ 7,817            $13,388               $ 5,359
  8/31/2001             $ 8,324            $12,550               $ 5,702
  9/30/2001             $ 8,155            $11,537               $ 6,220
 10/31/2001             $ 7,906            $11,757               $ 5,949
 11/30/2001             $ 7,995            $12,659               $ 5,710
 12/31/2001             $ 8,506            $12,770               $ 5,930
  1/31/2002             $ 9,159            $12,583               $ 6,778
  2/28/2002             $ 9,994            $12,341               $ 7,450
  3/31/2002             $10,792            $12,805               $ 8,214
  4/30/2002             $11,372            $12,029               $ 8,761
  5/31/2002             $12,678            $11,941               $10,039
  6/30/2002             $11,100            $11,090               $ 8,598
  7/31/2002             $ 9,232            $10,226               $ 7,274
  8/31/2002             $10,420            $10,293               $ 8,283
  9/30/2002             $10,429            $ 9,175               $ 8,327
 10/31/2002             $ 9,867            $ 9,982               $ 7,573
 11/30/2002             $ 9,903            $10,569               $ 7,379
 12/31/2002             $11,611            $ 9,949               $ 9,036
  1/31/2003             $11,738            $ 9,688               $ 8,995
  2/28/2003             $10,899            $ 9,543               $ 8,421
  3/31/2003             $10,242            $ 9,635               $ 7,899
  4/30/2003             $10,069            $10,429               $ 7,816
  5/31/2003             $11,556            $10,977               $ 8,711
  6/30/2003             $11,911            $11,118               $ 9,163
  7/31/2003             $12,386            $11,314               $ 9,495
  8/31/2003             $14,201            $11,534               $10,713
  9/30/2003             $14,511            $11,412               $10,791
 10/31/2003             $15,815            $12,057               $11,666
 11/30/2003             $17,621            $12,163               $12,911
 12/31/2003             $17,547            $12,801               $12,903
  1/31/2004             $15,829            $13,035               $11,287
  2/29/2004             $16,213            $13,217               $11,501
  3/31/2004             $17,154            $13,017               $12,476
  4/30/2004             $13,663            $12,813               $ 9,757
  5/31/2004             $14,879            $12,989               $10,752
  6/30/2004             $14,504            $13,241               $10,317
  7/31/2004             $14,339            $12,803               $10,348
  8/31/2004             $15,226            $12,854               $11,255
  9/30/2004             $16,405            $12,994               $12,081
 10/31/2004             $16,716            $13,192               $12,544
 11/30/2004             $17,474            $13,726               $12,936
 12/31/2004             $16,469            $14,193               $12,009
  1/31/2005             $15,537            $13,845               $11,124
  2/28/2005             $16,716            $14,136               $11,881
  3/31/2005             $15,957            $13,886               $11,309
  4/30/2005             $14,513            $13,623               $10,128
  5/31/2005             $14,732            $14,056               $10,238
  6/30/2005             $16,131            $14,076               $11,285
  7/31/2005             $15,911            $14,600               $10,904
  8/31/2005             $16,789            $14,466               $11,417
  9/30/2005             $19,841            $14,584               $13,754
 10/31/2005             $18,553            $14,340               $12,693
 11/30/2005             $20,463            $14,882               $13,840
 12/31/2005             $22,972            $14,887               $15,352
  1/31/2006             $27,319            $15,282               $18,163
  2/28/2006             $24,867            $15,323               $15,847
  3/31/2006             $27,145            $15,514               $16,609
  4/30/2006             $30,202            $15,722               $18,718
  5/31/2006             $27,210            $15,270               $17,185
  6/30/2006             $27,576            $15,290               $17,319
  7/31/2006             $27,374            $15,384               $16,954
  8/31/2006             $28,390            $15,750               $17,376
  9/30/2006             $25,910            $16,155               $15,651
 10/31/2006             $27,841            $16,682               $16,466
 11/30/2006             $30,605            $16,998               $17,914
 12/31/2006             $30,042            $17,237               $17,284
  1/31/2007             $29,582            $17,497               $16,632
  2/28/2007             $30,253            $17,156               $16,642
  3/31/2007             $30,865            $17,348               $16,305
  4/30/2007             $31,497            $18,116               $16,342
  5/31/2007             $31,373            $18,747               $15,905
  6/30/2007             $31,038            $18,455               $15,623
  7/31/2007             $31,507            $17,880               $16,884

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------
CLASS C                       7/31/07
-------------------------------------
1-Year                        +14.10%
-------------------------------------
5-Year                        +27.83%
-------------------------------------
10-Year                       +12.16%
-------------------------------------

ADVISOR CLASS (8/1/97-7/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Franklin Gold and
                 Precious Metals Fund     S&P 500 6     FTSE Gold Mines Index 6
--------------------------------------------------------------------------------
   8/1/1997             $10,000            $10,000               $10,000
  8/31/1997             $ 9,860            $ 9,440               $ 9,984
  9/30/1997             $10,315            $ 9,957               $10,784
 10/31/1997             $ 8,670            $ 9,625               $ 8,780
 11/30/1997             $ 7,262            $10,070               $ 6,913
 12/31/1997             $ 7,434            $10,243               $ 7,483
  1/31/1998             $ 7,857            $10,356               $ 7,905
  2/28/1998             $ 7,831            $11,102               $ 7,617
  3/31/1998             $ 8,297            $11,670               $ 8,098
  4/30/1998             $ 8,879            $11,788               $ 9,182
  5/31/1998             $ 7,663            $11,586               $ 7,687
  6/30/1998             $ 7,082            $12,056               $ 7,028
  7/31/1998             $ 6,754            $11,928               $ 6,369
  8/31/1998             $ 5,405            $10,205               $ 4,961
  9/30/1998             $ 7,562            $10,859               $ 7,785
 10/31/1998             $ 7,588            $11,741               $ 7,871
 11/30/1998             $ 7,438            $12,453               $ 7,461
 12/31/1998             $ 7,031            $13,170               $ 6,608
  1/31/1999             $ 7,013            $13,720               $ 6,592
  2/28/1999             $ 6,870            $13,294               $ 6,162
  3/31/1999             $ 7,004            $13,826               $ 6,145
  4/30/1999             $ 8,299            $14,361               $ 7,199
  5/31/1999             $ 7,245            $14,022               $ 5,857
  6/30/1999             $ 7,817            $14,800               $ 6,259
  7/31/1999             $ 7,585            $14,338               $ 5,973
  8/31/1999             $ 7,906            $14,267               $ 6,350
  9/30/1999             $ 9,336            $13,877               $ 7,986
 10/31/1999             $ 8,433            $14,755               $ 6,928
 11/30/1999             $ 8,585            $15,055               $ 6,619
 12/31/1999             $ 8,855            $15,941               $ 6,564
  1/31/2000             $ 8,254            $15,140               $ 5,793
  2/29/2000             $ 7,894            $14,854               $ 5,976
  3/31/2000             $ 7,661            $16,306               $ 5,528
  4/30/2000             $ 7,131            $15,815               $ 5,348
  5/31/2000             $ 7,382            $15,492               $ 5,510
  6/30/2000             $ 7,724            $15,874               $ 5,710
  7/31/2000             $ 7,266            $15,626               $ 5,153
  8/31/2000             $ 7,993            $16,596               $ 5,217
  9/30/2000             $ 7,427            $15,720               $ 4,940
 10/31/2000             $ 7,032            $15,653               $ 4,188
 11/30/2000             $ 7,490            $14,420               $ 4,417
 12/31/2000             $ 8,213            $14,491               $ 4,834
  1/31/2001             $ 8,377            $15,004               $ 4,720
  2/28/2001             $ 8,751            $13,637               $ 5,054
  3/31/2001             $ 7,683            $12,774               $ 4,557
  4/30/2001             $ 8,797            $13,766               $ 5,313
  5/31/2001             $ 9,490            $13,858               $ 5,495
  6/30/2001             $ 9,016            $13,521               $ 5,490
  7/31/2001             $ 8,286            $13,388               $ 5,359
  8/31/2001             $ 8,824            $12,550               $ 5,702
  9/30/2001             $ 8,660            $11,537               $ 6,220
 10/31/2001             $ 8,404            $11,757               $ 5,949
 11/30/2001             $ 8,505            $12,659               $ 5,710
 12/31/2001             $ 9,055            $12,770               $ 5,930
  1/31/2002             $ 9,760            $12,583               $ 6,778
  2/28/2002             $10,652            $12,341               $ 7,450
  3/31/2002             $11,517            $12,805               $ 8,214
  4/30/2002             $12,146            $12,029               $ 8,761
  5/31/2002             $13,546            $11,941               $10,039
  6/30/2002             $11,883            $11,090               $ 8,598
  7/31/2002             $ 9,891            $10,226               $ 7,274
  8/31/2002             $11,160            $10,293               $ 8,283
  9/30/2002             $11,188            $ 9,175               $ 8,327
 10/31/2002             $10,587            $ 9,982               $ 7,573
 11/30/2002             $10,634            $10,569               $ 7,379
 12/31/2002             $12,478            $ 9,949               $ 9,036
  1/31/2003             $12,630            $ 9,688               $ 8,995
  2/28/2003             $11,726            $ 9,543               $ 8,421
  3/31/2003             $11,032            $ 9,635               $ 7,899
  4/30/2003             $10,851            $10,429               $ 7,816
  5/31/2003             $12,468            $10,977               $ 8,711
  6/30/2003             $12,858            $11,118               $ 9,163
  7/31/2003             $13,391            $11,314               $ 9,495
  8/31/2003             $15,359            $11,534               $10,713
  9/30/2003             $15,711            $11,412               $10,791
 10/31/2003             $17,147            $12,057               $11,666
 11/30/2003             $19,116            $12,163               $12,911
 12/31/2003             $19,053            $12,801               $12,903
  1/31/2004             $17,206            $13,035               $11,287
  2/29/2004             $17,627            $13,217               $11,501
  3/31/2004             $18,680            $13,017               $12,476
  4/30/2004             $14,881            $12,813               $ 9,757
  5/31/2004             $16,220            $12,989               $10,752
  6/30/2004             $15,828            $13,241               $10,317
  7/31/2004             $15,656            $12,803               $10,348
  8/31/2004             $16,641            $12,854               $11,255
  9/30/2004             $17,943            $12,994               $12,081
 10/31/2004             $18,306            $13,192               $12,544
 11/30/2004             $19,139            $13,726               $12,936
 12/31/2004             $18,057            $14,193               $12,009
  1/31/2005             $17,049            $13,845               $11,124
  2/28/2005             $18,354            $14,136               $11,881
  3/31/2005             $17,539            $13,886               $11,309
  4/30/2005             $15,965            $13,623               $10,128
  5/31/2005             $16,224            $14,056               $10,238
  6/30/2005             $17,778            $14,076               $11,285
  7/31/2005             $17,548            $14,600               $10,904
  8/31/2005             $18,536            $14,466               $11,417
  9/30/2005             $21,923            $14,584               $13,754
 10/31/2005             $20,503            $14,340               $12,693
 11/30/2005             $22,633            $14,882               $13,840
 12/31/2005             $25,436            $14,887               $15,352
  1/31/2006             $30,264            $15,282               $18,163
  2/28/2006             $27,574            $15,323               $15,847
  3/31/2006             $30,119            $15,514               $16,609
  4/30/2006             $33,534            $15,722               $18,718
  5/31/2006             $30,235            $15,270               $17,185
  6/30/2006             $30,680            $15,290               $17,319
  7/31/2006             $30,477            $15,384               $16,954
  8/31/2006             $31,638            $15,750               $17,376
  9/30/2006             $28,890            $16,155               $15,651
 10/31/2006             $31,077            $16,682               $16,466
 11/30/2006             $34,182            $16,998               $17,914
 12/31/2006             $33,591            $17,237               $17,284
  1/31/2007             $33,100            $17,497               $16,632
  2/28/2007             $33,877            $17,156               $16,642
  3/31/2007             $34,592            $17,348               $16,305
  4/30/2007             $35,327            $18,116               $16,342
  5/31/2007             $35,225            $18,747               $15,905
  6/30/2007             $34,868            $18,455               $15,623
  7/31/2007             $35,430            $17,880               $16,884

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------
ADVISOR CLASS                 7/31/07
-------------------------------------
1-Year                        +16.25%
-------------------------------------
5-Year                        +29.07%
-------------------------------------
10-Year                       +13.48%
-------------------------------------


                                                              Annual Report | 11

ENDNOTES

INVESTING IN A FUND THAT CONCENTRATES IN THE PRECIOUS METALS SECTOR INVOLVES SPECIAL RISKS, INCLUDING THOSE RELATED TO FLUCTUATIONS IN THE PRICE OF GOLD AND OTHER PRECIOUS METALS AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. IN ADDITION, THE FUND IS SUBJECT TO THE RISKS OF CURRENCY FLUCTUATION AND POLITICAL UNCERTAINTY ASSOCIATED WITH FOREIGN INVESTING. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Sources: Standard & Poor's Micropal; Financial Times. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The FTSE Gold Mines Index is an unweighted index that tracks the daily performance of gold mining companies in South Africa, Australia and North America. This is a price-only index and does not include dividends.


12 | Annual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 13

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                       VALUE 2/1/07      VALUE 7/31/07   PERIOD* 2/1/07-7/31/07
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,068.80              $4.92
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,020.03              $4.81
-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,065.00              $8.70
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,016.36              $8.50
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,065.10              $8.65
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,016.41              $8.45
-------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,070.40              $3.59
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,021.32              $3.51
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio for each class (A: 0.96%;
B: 1.70%; C: 1.69%; and Advisor: 0.70%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


14 | Annual Report

Franklin Gold and Precious Metals Fund

FINANCIAL HIGHLIGHTS

                                                           ---------------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
CLASS A                                                       2007          2006         2005         2004         2003
                                                           ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $    30.67     $  17.81     $  15.94     $  13.74     $  10.28
                                                           ---------------------------------------------------------------
Income from investment operations a:
   Net investment income b .............................         0.11         0.15         0.04         0.05         0.13
   Net realized and unrealized gains (losses) ..........         4.71        12.87         1.84         2.25         3.44
                                                           ---------------------------------------------------------------
Total from investment operations .......................         4.82        13.02         1.88         2.30         3.57
                                                           ---------------------------------------------------------------
Less distributions from:
   Net investment income ...............................        (0.76)       (0.16)       (0.01)       (0.10)       (0.11)
   Net realized gains ..................................        (1.00)          --           --           --           --
                                                           ---------------------------------------------------------------
Total distributions ....................................        (1.76)       (0.16)       (0.01)       (0.10)       (0.11)
                                                           ---------------------------------------------------------------
Redemption fees ........................................           -- d         -- d         -- d         -- d         --
                                                           ---------------------------------------------------------------
Net asset value, end of year ...........................   $    33.73     $  30.67     $  17.81     $  15.94     $  13.74
                                                           ===============================================================

Total return c .........................................        15.94%       73.36%       11.78%       16.68%       34.97%

RATIOS TO AVERAGE NET ASSETS
Expenses ...............................................         0.93% e      0.92% e      0.96% e      0.96% e      1.09%
Net investment income ..................................         0.33%        0.57%        0.21%        0.26%        1.05%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $1,011,344     $885,176     $439,628     $394,292     $306,283
Portfolio turnover rate ................................         7.20%       10.96%       11.33%        8.11%        6.59%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Franklin Gold and Precious Metals Fund

                                                           ---------------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
CLASS B                                                       2007          2006         2005         2004         2003
                                                           ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $    29.62     $  17.24     $  15.54     $  13.46     $  10.11
                                                           ---------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b ......................        (0.12)       (0.04)       (0.09)       (0.08)        0.02
   Net realized and unrealized gains (losses) ..........         4.54        12.44         1.79         2.21         3.41
                                                           ---------------------------------------------------------------
Total from investment operations .......................         4.42        12.40         1.70         2.13         3.43
                                                           ---------------------------------------------------------------
Less distributions from:
   Net investment income ...............................        (0.44)       (0.02)          --        (0.05)       (0.08)
   Net realized gains ..................................        (1.00)          --           --           --           --
                                                           ---------------------------------------------------------------
Total distributions ....................................        (1.44)       (0.02)          --        (0.05)       (0.08)
                                                           ---------------------------------------------------------------
Redemption fees ........................................           -- d         -- d         -- d         -- d         --
                                                           ---------------------------------------------------------------
Net asset value, end of year ...........................   $    32.60     $  29.62     $  17.24     $  15.54     $  13.46
                                                           ===============================================================

Total return c .........................................        15.12%       71.95%       10.94%       15.81%       34.08%

RATIOS TO AVERAGE NET ASSETS
Expenses ...............................................         1.68% e      1.67% e      1.70% e      1.71% e      1.85%
Net investment income (loss) ...........................        (0.41)%      (0.19)%      (0.53)%      (0.49)%       0.29%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $   62,386     $ 60,423     $ 41,270     $ 37,738     $ 26,278
Portfolio turnover rate ................................         7.20%       10.96%       11.33%        8.11%        6.59%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


16 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Gold and Precious Metals Fund

                                                           ---------------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
CLASS C                                                       2007          2006         2005         2004         2003
                                                           ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $    29.90     $  17.40     $  15.69     $  13.59     $  10.18
                                                           ---------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b ......................        (0.13)       (0.05)       (0.09)       (0.09)        0.04
   Net realized and unrealized gains (losses) ..........         4.60        12.58         1.80         2.23         3.43
                                                           ---------------------------------------------------------------
Total from investment operations .......................         4.47        12.53         1.71         2.14         3.47
                                                           ---------------------------------------------------------------
Less distributions from:
   Net investment income ...............................        (0.47)       (0.03)          --        (0.04)       (0.06)
   Net realized gains ..................................        (1.00)          --           --           --           --
                                                           ---------------------------------------------------------------
Total distributions ....................................        (1.47)       (0.03)          --        (0.04)       (0.06)
                                                           ---------------------------------------------------------------
Redemption fees ........................................           -- d         -- d         -- d         -- d         --
                                                           ---------------------------------------------------------------
Net asset value, end of year ...........................   $    32.90     $  29.90     $  17.40     $  15.69     $  13.59
                                                           ===============================================================

Total return c .........................................        15.10%       72.04%       10.96%       15.77%       34.16%

RATIOS TO AVERAGE NET ASSETS
Expenses ...............................................         1.68% e      1.67% e      1.71% e      1.71% e      1.82%
Net investment income (loss) ...........................        (0.41)%      (0.19)%      (0.54)%      (0.49)%       0.32%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $  240,424     $217,371     $114,315     $101,962     $ 65,729
Portfolio turnover rate ................................         7.20%       10.96%       11.33%        8.11%        6.59%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Franklin Gold and Precious Metals Fund

                                                           ---------------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
ADVISOR CLASS                                                 2007          2006         2005         2004         2003
                                                           ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $    31.50     $  18.28     $  16.36     $  14.08     $  10.53
                                                           ---------------------------------------------------------------
Income from investment operations a:
   Net investment income b .............................         0.19         0.22         0.08         0.08         0.09
   Net realized and unrealized gains (losses) ..........         4.84        13.20         1.89         2.33         3.60
                                                           ---------------------------------------------------------------
Total from investment operations .......................         5.03        13.42         1.97         2.41         3.69
                                                           ---------------------------------------------------------------
Less distributions from:
   Net investment income ...............................        (0.85)       (0.20)       (0.05)       (0.13)       (0.14)
   Net realized gains ..................................        (1.00)          --           --           --           --
                                                           ---------------------------------------------------------------
Total distributions ....................................        (1.85)       (0.20)       (0.05)       (0.13)       (0.14)
                                                           ---------------------------------------------------------------
Redemption fees ........................................           -- c         -- c         -- c         -- c         --
                                                           ---------------------------------------------------------------
Net asset value, end of year ...........................   $    34.68     $  31.50     $  18.28     $  16.36     $  14.08
                                                           ===============================================================

Total return ...........................................        16.25%       73.68%       12.09%       16.91%       35.38%

RATIOS TO AVERAGE NET ASSETS
Expenses ...............................................         0.68% d      0.67% d      0.71% d      0.71% d      0.85%
Net investment income ..................................         0.58%        0.82%        0.46%        0.51%        1.29%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $   65,120     $ 60,213     $ 34,519     $ 35,351     $ 21,223
Portfolio turnover rate ................................         7.20%       10.96%       11.33%        8.11%        6.59%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Amount rounds to less than $0.01 per share.

d Benefit of expense reduction rounds to less than 0.01%.


18 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Gold and Precious Metals Fund

STATEMENT OF INVESTMENTS, JULY 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY        SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS 98.0%
    GOLD AND DIVERSIFIED RESOURCES 6.9%
    Anglo American PLC ......................................................    United Kingdom            233,051     $ 13,748,450
    Anglo American PLC, ADR .................................................    United Kingdom            519,571       15,239,017
a,b First Uranium Corp., 144A ...............................................        Canada                544,800        5,085,957
    Freeport-McMoRan Copper & Gold Inc., B ..................................    United States             113,211       10,639,570
  a Mvelaphanda Resources Ltd. ..............................................     South Africa           2,650,000       20,285,317
    Oxiana Ltd. .............................................................      Australia             8,882,655       28,240,318
a,b Polymetal, GDR, 144A ....................................................        Russia                250,000        1,532,500
                                                                                                                       -------------
                                                                                                                         94,771,129
                                                                                                                       -------------
    GOLD EXPLORATION AND DEVELOPMENT 10.6%
  a Apex Silver Mines Ltd. ..................................................       Bolivia                200,000        3,356,000
a,b Aurizon Mines Ltd., 144A ................................................        Canada              1,800,000        6,950,980
  a AXMIN Inc. ..............................................................        Canada                500,000          445,215
a,b AXMIN Inc., 144A ........................................................        Canada              2,000,000        1,780,860
  a Banro Corp. .............................................................        Canada                350,000        3,723,404
  a Bendigo Mining Ltd. .....................................................      Australia            13,648,795        3,897,239
a,b Bendigo Mining Ltd., 144A ...............................................      Australia             5,000,000        1,427,686
  a Centamin Egypt Ltd. .....................................................      Australia             1,000,000        1,199,738
a,b Centamin Egypt Ltd., 144A ...............................................      Australia             5,000,000        5,998,688
  a European Minerals Corp. .................................................        Canada              1,050,000        1,436,873
a,b European Minerals Corp., 144A ...........................................        Canada             10,600,000       14,505,577
a,b European Minerals Corp., wts., 144A, 4/11/10 ............................        Canada              5,300,000        2,980,598
  a Gabriel Resources Ltd. ..................................................        Canada                500,000        1,968,319
a,b Gabriel Resources Ltd., 144A ............................................        Canada              1,500,000        5,904,958
  a Great Basin Gold Ltd. ...................................................        Canada              2,000,000        5,680,008
a,b International Minerals Corp., 144A ......................................        Canada                700,000        3,864,467
a,b International Minerals Corp., wts., 144A, 5/19/08 .......................        Canada                350,000          150,905
  a Ivanhoe Mines Ltd. ......................................................        Canada                490,000        7,072,828
a,b Ivanhoe Mines Ltd., 144A ................................................        Canada                918,600       13,259,387
a,b Jinshan Gold Mines Inc., 144A ...........................................        Canada              5,595,000       11,799,372
  a Metallica Resources Inc. ................................................        Canada                500,000        2,371,356
a,b Metallica Resources Inc., 144A ..........................................        Canada                988,998        4,690,533
a,b Metallica Resources Inc., wts., 144A, 12/11/08 ..........................        Canada                494,499        1,001,142
  a Miramar Mining Corp. ....................................................        Canada              1,330,000        6,370,138
  a Nautilus Minerals Inc. ..................................................        Canada              1,278,000        4,743,537
  a Nautilus Minerals Inc., wts., 2/15/09 ...................................        Canada                639,000               --
  a Nevsun Resources Ltd. ...................................................        Canada                877,000        2,153,660
  a NovaGold Resources Inc. .................................................        Canada                200,000        3,000,000
  a Pan Australian Resources Ltd. ...........................................      Australia            25,600,000       14,946,809
a,b Pan Australian Resources Ltd., 144A .....................................      Australia             5,000,000        2,919,299
  a Shore Gold Inc. .........................................................        Canada                375,000        1,673,072
  a Sino Gold Mining Ltd. ...................................................      Australia             1,100,000        5,344,234
                                                                                                                     ---------------
                                                                                                                        146,616,882
                                                                                                                     ---------------
    LONG LIFE GOLD MINES 52.0%
    Agnico-Eagle Mines Ltd. .................................................        Canada              1,300,000       55,302,000
  a Alamos Gold Inc. ........................................................        Canada              1,246,400        7,827,238
a,b Alamos Gold Inc., 144A ..................................................        Canada                400,000        2,511,951
    AngloGold Ashanti Ltd. ..................................................     South Africa              62,530        2,621,473


                                                              Annual Report | 19

Franklin Gold and Precious Metals Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY       SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONTINUED)
    LONG LIFE GOLD MINES (CONTINUED)
    AngloGold Ashanti Ltd., ADR .............................................     South Africa           1,241,327   $   52,334,346
    Barrick Gold Corp. ......................................................        Canada              3,271,283      107,625,211
a,b Centerra Gold Inc., 144A ................................................        Canada              1,384,800        9,111,722
    Compania de Minas Buenaventura SA .......................................         Peru                 100,593        4,007,169
    Compania de Minas Buenaventura SA, ADR ..................................         Peru               1,288,986       51,443,431
  a Gammon Gold Inc. ........................................................        Canada              2,114,500       23,822,561
    Gold Fields Ltd. ........................................................     South Africa             697,191       11,390,849
    Gold Fields Ltd., ADR ...................................................     South Africa             854,528       14,116,803
    Goldcorp Inc. ...........................................................        Canada              1,260,625       32,020,749
    Goldcorp Inc. (USD Traded) ..............................................        Canada              2,329,865       59,201,870
  a Goldcorp Inc., wts., 6/09/11 ............................................        Canada                  9,125           96,647
  a Harmony Gold Mining Co. Ltd. ............................................     South Africa           1,443,000       19,732,046
  a Harmony Gold Mining Co. Ltd., ADR .......................................     South Africa             600,000        8,304,000
  a Highland Gold Mining Ltd. ...............................................    United Kingdom            524,000        1,160,283
  a Lihir Gold Ltd. .........................................................   Papua New Guinea        17,447,142       45,505,477
  a Meridian Gold Inc. ......................................................     United States          1,006,500       28,413,495
  a Meridian Gold Inc. (CAD Traded) .........................................     United States            513,760       14,518,572
    Newcrest Mining Ltd. ....................................................       Australia            4,150,828       88,095,157
    Newmont Mining Corp. ....................................................     United States            720,714       30,089,810
    Randgold Resources Ltd., ADR ............................................    United Kingdom          2,127,600       48,722,040
                                                                                                                     ---------------
                                                                                                                        717,974,900
                                                                                                                     ---------------
    MEDIUM LIFE GOLD MINES 11.4%
  a Eldorado Gold Corp. .....................................................        Canada              2,645,000       12,023,854
a,b GBS Gold International Inc., 144A .......................................        Canada              2,000,000        4,911,426
  a Golden Star Resources Ltd. ..............................................        Canada                750,000        2,748,617
  a Golden Star Resources Ltd. (USD Traded) .................................        Canada                700,000        2,604,000
  b Hochschild Mining PLC, 144A .............................................    United Kingdom          1,850,000       13,585,830
    IAMGOLD Corp. ...........................................................        Canada              1,282,000       10,574,187
    Kingsgate Consolidated Ltd. .............................................       Australia            2,105,148        8,899,841
  a Kinross Gold Corp. ......................................................        Canada              3,513,012       45,439,653
  a SEMAFO Inc. .............................................................        Canada              4,725,000        7,883,119
a,b SEMAFO Inc., 144A .......................................................        Canada              3,000,000        5,005,155
    Yamana Gold Inc. ........................................................        Canada              1,630,940       18,053,615
  b Yamana Gold Inc., 144A ..................................................        Canada              2,300,000       25,459,743
  a Yukon-Nevada Gold Corp. .................................................        Canada                650,000          785,922
                                                                                                                     ---------------
                                                                                                                        157,974,962
                                                                                                                     ---------------
    PAPER & FOREST PRODUCTS 0.1%
  a Mondi Ltd. ..............................................................    United Kingdom             25,610          219,807
  a Mondi PLC ...............................................................    United Kingdom             64,025          561,550
                                                                                                                     ---------------
                                                                                                                            781,357
                                                                                                                     ---------------


20 | Annual Report

Franklin Gold and Precious Metals Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY        SHARES/WARRANTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONTINUED)
    PLATINUM & PALLADIUM 17.0%
    Anglo Platinum Ltd. .....................................................     South Africa             110,000   $   15,126,263
    Anglo Platinum Ltd., ADR ................................................     South Africa             571,138       79,245,397
  a Eastern Platinum Ltd. ...................................................        Canada              3,100,000        7,351,204
    Impala Platinum Holdings Ltd. ...........................................     South Africa           2,050,000       59,916,493
    Impala Platinum Holdings Ltd., ADR ......................................     South Africa           1,542,400       45,269,440
    Lonmin PLC ..............................................................    United Kingdom            350,000       24,913,704
  a Stillwater Mining Co. ...................................................    United States             253,246        2,304,539
                                                                                                                     ---------------
                                                                                                                        234,127,040
                                                                                                                     ---------------
    TOTAL COMMON STOCKS AND WARRANTS (COST $641,933,019)                                                              1,352,246,270
                                                                                                                     ---------------
    SHORT TERM INVESTMENT (COST $20,744,575) 1.5%
    MONEY MARKET FUND 1.5%
  c Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% ....    United States          20,744,575       20,744,575
                                                                                                                     ---------------
    TOTAL INVESTMENTS (COST $662,677,594) 99.5% .............................                                         1,372,990,845
    OTHER ASSETS, LESS LIABILITIES 0.5% .....................................                                             6,283,114
                                                                                                                     ---------------
    NET ASSETS 100.0% .......................................................                                        $1,379,273,959
                                                                                                                     ===============

CURRENCY ABBREVIATIONS

CAD  - Canadian Dollar
USD  - U.S. Dollar

SELECTED PORTFOLIO ABBREVIATIONS

ADR  - American Depository Receipt
GDR  - Global Depository Receipt

a Non-income producing for the twelve months ended July 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At July 31, 2007, the aggregate value of these securities was $144,438,736, representing 10.47% of net assets.

c See Note 8 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Franklin Gold and Precious Metals Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2007

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ...........................   $   641,933,019
      Cost - Sweep Money Fund (Note 8) ......................        20,744,575
                                                                ----------------
      Total cost of investments .............................   $   662,677,594
                                                                ================
      Value - Unaffiliated issuers ..........................   $ 1,352,246,270
      Value - Sweep Money Fund (Note 8) .....................        20,744,575
                                                                ----------------
      Total value of investments ............................     1,372,990,845
   Foreign currency, at value (cost $4,134,819) .............         4,445,002
   Receivables:
      Investment securities sold ............................           942,192
      Capital shares sold ...................................         4,267,618
      Dividends .............................................           252,728
                                                                ----------------
         Total assets .......................................     1,382,898,385
                                                                ----------------
Liabilities:
   Payables:
      Capital shares redeemed ...............................         2,032,169
      Affiliates ............................................         1,087,186
      Unaffiliated transfer agent fees ......................           412,935
   Accrued expenses and other liabilities ...................            92,136
                                                                ----------------
         Total liabilities ..................................         3,624,426
                                                                ----------------
            Net assets, at value ............................   $ 1,379,273,959
                                                                ================
Net assets consist of:
   Paid-in capital ..........................................   $   645,722,070
   Distributions in excess of net investment income .........       (25,605,202)
   Net unrealized appreciation (depreciation) ...............       710,624,883
   Accumulated net realized gain (loss) .....................        48,532,208
                                                                ----------------
            Net assets, at value ............................   $ 1,379,273,959
                                                                ================


22 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Gold and Precious Metals Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
July 31, 2007

CLASS A:
   Net assets, at value ...........................................   $ 1,011,344,037
                                                                      ================
   Shares outstanding .............................................        29,988,118
                                                                      ================
   Net asset value per share a ....................................   $         33.73
                                                                      ================
   Maximum offering price per share (net asset value / 94.25% .....   $         35.79
                                                                      ================
CLASS B:
   Net assets, at value ...........  ..............................   $    62,385,954
                                                                      ================
   Shares outstanding .............................................         1,913,491
                                                                      ================
   Net asset value and maximum offering price per share a .........   $         32.60
                                                                      ================
CLASS C:
   Net assets, at value ...........................................   $   240,423,604
                                                                      ================
   Shares outstanding .............................................         7,307,438
                                                                      ================
   Net asset value and maximum offering price per share a .........   $         32.90
                                                                      ================
ADVISOR CLASS:
   Net assets, at value ...........................................   $    65,120,364
                                                                      ================
   Shares outstanding .............................................         1,877,838
                                                                      ================
Net asset value and maximum offering price per share a ............   $         34.68
                                                                      ================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Franklin Gold and Precious Metals Fund

STATEMENT OF OPERATIONS
for the year ended July 31, 2007

Investment income:
   Dividends (net of foreign taxes $381,853)
      Unaffiliated issuers ................................................................   $  15,457,387
      Sweep Money Fund (Note 8) ...........................................................         816,786
   Interest ...............................................................................          86,377
                                                                                              --------------
         Total investment income ..........................................................      16,360,550
                                                                                              --------------
Expenses:
   Management fees (Note 3a) ..............................................................       6,100,652
   Distribution fees: (Note 3c)
      Class A .............................................................................       2,376,474
      Class B .............................................................................         609,423
      Class C .............................................................................       2,233,524
   Transfer agent fees (Note 3e) ..........................................................       2,150,560
   Custodian fees (Note 4) ................................................................         142,992
   Reports to shareholders ................................................................         141,887
   Registration and filing fees ...........................................................         147,172
   Professional fees ......................................................................          46,582
   Trustees' fees and expenses ............................................................          24,409
   Other ..................................................................................          35,495
                                                                                              --------------
         Total expenses ...................................................................      14,009,170
         Expense reductions (Note 4) ......................................................            (511)
                                                                                              --------------
            Net expenses ..................................................................      14,008,659
                                                                                              --------------
               Net investment income ......................................................       2,351,891
                                                                                              --------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments .........................................................................      55,316,115
      Foreign currency transactions .......................................................        (189,556)
                                                                                              --------------
            Net realized gain (loss) ......................................................      55,126,559
                                                                                              --------------
   Net change in unrealized appreciation (depreciation) on:
      Investments .........................................................................     128,746,597
      Translation of assets and liabilities denominated in foreign currencies .............         209,362
                                                                                              --------------
            Net change in unrealized appreciation (depreciation) ..........................     128,955,959
                                                                                              --------------
Net realized and unrealized gain (loss) ...................................................     184,082,518
                                                                                              --------------
Net increase (decrease) in net assets resulting from operations ...........................   $ 186,434,409
                                                                                              ==============


24 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Gold and Precious Metals Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    --------------------------------
                                                                                                          YEAR ENDED JULY 31,
                                                                                                         2007              2006
                                                                                                    --------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .....................................................................   $    2,351,891   $    3,771,921
      Net realized gain (loss) from investments and foreign currency transactions ...............       55,126,559       48,399,030
      Net change in unrealized appreciation (depreciation) on investments and translation of
         assets and liabilities denominated in foreign currencies ...............................      128,955,959      402,987,896
                                                                                                    --------------------------------
            Net increase (decrease) in net assets resulting from operations .....................      186,434,409      455,158,847
                                                                                                    --------------------------------
   Distributions to shareholders from:
      Net investment income:
         Class A ................................................................................      (21,865,871)      (3,754,217)
         Class B ................................................................................         (871,751)         (41,971)
         Class C ................................................................................       (3,276,068)        (219,065)
         Advisor Class ..........................................................................       (1,644,592)        (348,876)
   Net realized gains:
         Class A ................................................................................      (28,740,740)              --
         Class B ................................................................................       (1,976,377)              --
         Class C ................................................................................       (7,022,535)              --
         Advisor Class ..........................................................................       (1,931,389)              --
                                                                                                    --------------------------------
   Total distributions to shareholders ..........................................................      (67,329,323)      (4,364,129)
                                                                                                    --------------------------------
   Capital share transactions: (Note 2)
         Class A ................................................................................       38,685,399      131,599,625
         Class B ................................................................................       (3,698,184)      (9,105,554)
         Class C ................................................................................        2,733,961       18,714,595
         Advisor Class ..........................................................................         (744,605)       1,411,854
                                                                                                    --------------------------------
   Total capital share transactions .............................................................       36,976,571      142,620,520
                                                                                                    --------------------------------

   Redemption fees ..............................................................................            8,785           36,012
                                                                                                    --------------------------------
         Net increase (decrease) in net assets ..................................................      156,090,442      593,451,250
Net assets:
   Beginning of year ............................................................................    1,223,183,517      629,732,267
                                                                                                    --------------------------------
   End of year ..................................................................................   $1,379,273,959   $1,223,183,517
                                                                                                    ================================
Distributions in excess of net investment income included in net assets:
   End of year ..................................................................................   $  (25,605,202)  $      (54,761)
                                                                                                    ================================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 25

Franklin Gold and Precious Metals Fund

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Gold and Precious Metals Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a non-diversified, open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


26 | Annual Report

Franklin Gold and Precious Metals Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.


                                                              Annual Report | 27

Franklin Gold and Precious Metals Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.


28 | Annual Report

Franklin Gold and Precious Metals Fund

2. SHARES OF BENEFICIAL INTEREST

At July 31, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                        ----------------------------------------------------------
                                                            YEAR ENDED JULY 31,
                                                    2007                         2006
                                        ----------------------------------------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------------------------------------
CLASS A SHARES:
   Shares sold ......................     9,952,865   $ 321,030,285    20,483,273   $ 563,514,264
   Shares issued in reinvestment of
      distributions .................     1,337,299      43,208,127       141,714       3,284,924
   Shares redeemed ..................   (10,163,730)   (325,553,013)  (16,446,287)   (435,199,563)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........     1,126,434   $  38,685,399     4,178,700   $ 131,599,625
                                        ==========================================================
CLASS B SHARES:
   Shares sold ......................       166,415   $   5,219,309       387,494   $   9,874,058
   Shares issued in reinvestment of
      distributions .................        79,582       2,498,087         1,657          37,296
   Shares redeemed ..................      (372,167)    (11,415,580)     (743,854)    (19,016,908)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........      (126,170)  $  (3,698,184)     (354,703)  $  (9,105,554)
                                        ==========================================================
CLASS C SHARES:
   Shares sold ......................     1,657,798   $  52,788,963     3,176,553   $  84,980,636
   Shares issued in reinvestment of
      distributions .................       268,875       8,515,298         7,924         180,030
   Shares redeemed ..................    (1,887,994)    (58,570,300)   (2,484,486)    (66,446,071)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........        38,679   $   2,733,961       699,991   $  18,714,595
                                        ==========================================================
ADVISOR CLASS SHARES:
   Shares sold ......................       404,725   $  13,568,522       378,725   $  10,812,774
   Shares issued in reinvestment of
      distributions .................        92,530       3,068,310        12,611         299,758
   Shares redeemed ..................      (531,240)    (17,381,437)     (367,540)     (9,700,678)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........       (33,985)  $    (744,605)       23,796   $   1,411,854
                                        ==========================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                                AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                        Investment manager
Franklin Templeton Services, LLC (FT Services)            Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)      Principal underwriter
Franklin Templeton Investor Services, LLC (Investor
Services)                                                 Transfer agent


                                                              Annual Report | 29

Franklin Gold and Precious Metals Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
      0.625%            Up to and including $100 million
      0.500%            Over $100 million, up to and including $250 million
      0.450%            Over $250 million, up to and including $10 billion
      0.440%            Over $10 billion, up to and including $12.5 billion
      0.420%            Over $12.5 billion, up to and including $15 billion
      0.400%            In excess of $15 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .......................................................      0.25%
Class B .......................................................      1.00%
Class C .......................................................      1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions
   paid to unaffiliated broker/dealers ........................   $ 497,267
Contingent deferred sales charges retained ....................   $  88,627


30 | Annual Report

Franklin Gold and Precious Metals Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES

For the year ended July 31, 2007, the Fund paid transfer agent fees of $2,150,560, of which $1,157,498 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

The tax character of distributions paid during the years ended July 31, 2007 and 2006, was as follows:

                                                 -------------------------------
                                                     2007             2006
                                                 -------------------------------
Distributions paid from:
   Ordinary income ..........................    $  27,658,282    $   4,364,129
   Long term capital gain ...................       39,671,041               --
                                                 -------------------------------
                                                 $  67,329,323    $   4,364,129
                                                 -------------------------------

At July 31, 2007, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments .........................................   $   723,111,653
                                                                ================

Unrealized appreciation .....................................   $   665,895,580
Unrealized depreciation .....................................       (16,016,388)
                                                                ----------------
Net unrealized appreciation (depreciation) ..................   $   649,879,192
                                                                ================

Undistributed ordinary income ...............................   $    38,275,529
Undistributed long term capital gains .......................        45,085,536
                                                                ----------------
Distributable earnings ......................................   $    83,361,065
                                                                ================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and wash sales.


                                                              Annual Report | 31

Franklin Gold and Precious Metals Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2007, aggregated $92,245,660 and $97,802,047, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.


32 | Annual Report

Franklin Gold and Precious Metals Fund

9. REGULATORY AND LITIGATION MATTERS (CONTINUED)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund believes the adoption of FIN 48 will have no material impact on its financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                              Annual Report | 33

Franklin Gold and Precious Metals Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FRANKLIN GOLD AND PRECIOUS METALS FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Gold and Precious Metals Fund (the "Fund") at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 20, 2007


34 | Annual Report

Franklin Gold and Precious Metals Fund

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $51,535,569 as a long term capital gain dividend for the fiscal year ended July 31, 2007.

Under Section 871(k)(2)(C) of the Code, the Fund designates the maximum amount allowable but no less than $3,506,907 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended July 31, 2007.

Under Section 854(b)(2) of the Code, the Fund designates 6.97% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended July 31, 2007.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $16,285,477 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2007. In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2007. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $816,786 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended July 31, 2007.

At July 31, 2007, more than 50% of the Franklin Gold and Precious Metals Fund total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under
Section 853 of the Code. This election will allow shareholders of record in December 2007, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The foreign tax information will be disclosed in the January 2008, semi-annual report of the Fund. In addition, in January 2008, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2007.


                                                              Annual Report | 35

Franklin Gold and Precious Metals Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007

A Special Meeting of Shareholders of the Franklin Gold and Precious Metals Fund (the "Fund") was held at the Fund's offices, One Franklin Parkway, San Mateo, California on March 21, 2007. The purpose of the meeting was to elect Trustees of the Fund and to vote on the following Proposals and Sub-Proposals: to approve an Amended and Restated Agreement and Declaration of Trust; and to approve amendments to certain of the Fund's fundamental investment restrictions (including six (6) Sub-Proposals). At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Fund: Harris
J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Gregory E. Johnson were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Amended and Restated Agreement and Declaration of Trust, and amendments to certain of the Fund's fundamental investment restrictions (including six (6) Sub-Proposals). No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1. The Election of Trustees:

------------------------------------------------------------------------------------------------------
                                                   % OF       % OF                    % OF       % OF
                                                OUTSTANDING   VOTED                OUTSTANDING  VOTED
NAME                                  FOR         SHARES     SHARES    WITHHELD       SHARES    SHARES
------------------------------------------------------------------------------------------------------
Harris J. Ashton ............   22,057,722.918    53.544%    97.675%  525,051.644    1.274%     2.325%
Robert F. Carlson ...........   22,053,830.843    53.534%    97.658%  528,943.719    1.284%     2.342%
Sam Ginn ....................   22,065,985.755    53.564%    97.712%  516,788.807    1.254%     2.288%
Edith E. Holiday ............   21,883,947.030    53.122%    96.905%  698,827.532    1.696%     3.095%
Frank W. T. LaHaye ..........   21,899,482.885    53.160%    96.974%  683,291.677    1.658%     3.026%
Frank A. Olson ..............   21,878,047.893    53.107%    96.879%  704,726.669    1.711%     3.121%
Larry D. Thompson ...........   22,074,782.371    53.585%    97.751%  507,992.191    1.233%     2.249%
John B. Wilson ..............   21,922,707.585    53.216%    97.077%  660,066.977    1.602%     2.923%
Charles B. Johnson ..........   21,910,341.075    53.186%    97.022%  672,433.487    1.632%     2.978%
Gregory E. Johnson ..........   22,071,138.312    53.576%    97.734%  511,636.250    1.242%     2.266%

Proposal 2. To approve an Amended and Restated Agreement and Declaration of
Trust:

----------------------------------------------------------------------
                                                   % OF         % OF
                                                OUTSTANDING    VOTED
                                SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................    16,341,862.697     39.669%      72.364%
Against ...................       507,512.889      1.232%       2.248%
Abstain ...................       569,260.976      1.382%       2.520%
Broker Non-Votes ..........     5,164,138.000     12.536%      22.868%
----------------------------------------------------------------------
TOTAL .....................    22,582,774.562     54.819%     100.000%
----------------------------------------------------------------------


36 | Annual Report

Franklin Gold and Precious Metals Fund

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes six (6) Sub-Proposals):

(a) To amend the Fund's fundamental investment restriction regarding borrowing:

----------------------------------------------------------------------
                                                   % OF         % OF
                                                OUTSTANDING    VOTED
                                SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................    15,724,535.092     38.170%      69.630%
Against ...................       804,614.047      1.953%       3.563%
Abstain ...................       889,487.423      2.160%       3.939%
Broker Non-Votes ..........     5,164,138.000     12.536%      22.868%
----------------------------------------------------------------------
TOTAL .....................    22,582,774.562     54.819%     100.000%
----------------------------------------------------------------------

(b) To amend the Fund's fundamental investment restriction regarding lending:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING     VOTED
                                SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................    15,735,350.957     38.197%      69.678%
Against ...................       804,048.246      1.951%       3.560%
Abstain ...................       879,237.359      2.135%       3.894%
Broker Non-Votes ..........     5,164,138.000     12.536%      22.868%
----------------------------------------------------------------------
TOTAL .....................    22,582,774.562     54.819%     100.000%
----------------------------------------------------------------------

(c) To amend the Fund's fundamental investment restriction regarding investments in real estate:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING     VOTED
                                SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................    15,713,981.053     38.145%      69.584%
Against ...................     1,005,951.337      2.442%       4.454%
Abstain ...................       698,704.172      1.696%       3.094%
Broker Non-Votes ..........     5,164,138.000     12.536%      22.868%
----------------------------------------------------------------------
TOTAL .....................    22,582,774.562     54.819%     100.000%
----------------------------------------------------------------------

(d) To amend the Fund's fundamental investment restriction regarding investments in commodities:

----------------------------------------------------------------------
                                                   % OF         % OF
                                                OUTSTANDING     VOTED
                                SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................    15,771,128.509     38.283%      69.837%
Against ...................       753,830.352      1.830%       3.338%
Abstain ...................       893,677.701      2.170%       3.957%
Broker Non-Votes ..........     5,164,138.000     12.536%      22.868%
----------------------------------------------------------------------
TOTAL .....................    22,582,774.562     54.819%     100.000%
----------------------------------------------------------------------


                                                              Annual Report | 37

Franklin Gold and Precious Metals Fund

(e) To amend the Fund's fundamental investment restriction regarding issuing senior securities:

----------------------------------------------------------------------
                                                   % OF         % OF
                                                OUTSTANDING    VOTED
                                SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................    15,680,757.123     38.064%      69.436%
Against ...................       805,834.649      1.956%       3.568%
Abstain ...................       932,044.790      2.263%       4.128%
Broker Non-Votes ..........     5,164,138.000     12.536%      22.868%
----------------------------------------------------------------------
TOTAL .....................    22,582,774.562     54.819%     100.000%
----------------------------------------------------------------------

(f) To amend the Fund's fundamental investment restriction regarding industry concentration:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING     VOTED
                                SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................    15,998,469.429     38.835%      70.843%
Against ...................       695,200.979      1.688%       3.078%
Abstain ...................       724,966.154      1.760%       3.211%
Broker Non-Votes ..........     5,164,138.000     12.536%      22.868%
----------------------------------------------------------------------
TOTAL .....................    22,582,774.562     54.819%     100.000%
----------------------------------------------------------------------


38 | Annual Report

Franklin Gold and Precious Metals Fund

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

----------------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                        LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                             POSITION           TIME SERVED        BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)                 Trustee            Since 1982         140                      Director, Bar-S Foods
One Franklin Parkway                                                                                   (meat packing company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
----------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)                Trustee            Since March 2007   121                      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
----------------------------------------------------------------------------------------------------------------------------------
SAM GINN (1937)                         Trustee            Since March 2007   121                      Director, Chevron
One Franklin Parkway                                                                                   Corporation (global energy
San Mateo, CA 94403-1906                                                                               company) and ICO Global
                                                                                                       Communications (Holdings)
                                                                                                       Limited (satellite
                                                                                                       company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief
Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups (telephone holding company) (1988-1994).
----------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)                 Trustee            Since 2003         140                      Director, Hess Corporation
One Franklin Parkway                                                                                   (formerly Amerada Hess
San Mateo, CA 94403-1906                                                                               Corporation) (exploration
                                                                                                       and refining of oil
                                                                                                       and gas), H.J. Heinz
                                                                                                       Company (processed foods
                                                                                                       and allied products), RTI
                                                                                                       International Metals, Inc.
                                                                                                       (manufacture and distri-
                                                                                                       bution of titanium),
                                                                                                       Canadian National Railway
                                                                                                       (railroad) and White
                                                                                                       Mountains Insurance Group,
                                                                                                       Ltd. (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
----------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 39

----------------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                        LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                             POSITION           TIME SERVED        BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
FRANK W. T. LAHAYE (1929)               Trustee            Since 1968         121                      Director, Center for
One Franklin Parkway                                                                                   Creative Land Recycling
San Mateo, CA 94403-1906                                                                               (brownfield redevelopment).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
----------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)                   Trustee            Since 2005         140                      Director, Hess Corporation
One Franklin Parkway                                                                                   (formerly Amerada Hess
San Mateo, CA 94403-1906                                                                               Corporation) (exploration
                                                                                                       and refining of oil
                                                                                                       and gas) and Sentient Jet
                                                                                                       (private jet service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999));
and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation.
----------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)                Trustee            Since March 2007   140                      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (1997-2001); Senior Fellow of The Brookings
Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S.
Department of Justice (2001-2003).
----------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)                   Trustee            Since 2006         121                      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial
Officer and Executive Vice President - Finance Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).
----------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

----------------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                        LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                             POSITION           TIME SERVED        BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)             Trustee and        Trustee since      140                      None
One Franklin Parkway                    Chairman of        1976 and
San Mateo, CA 94403-1906                the Board          Chairman of the
                                                           Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
and of 42 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------


40 | Annual Report

----------------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                        LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                             POSITION           TIME SERVED        BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
**GREGORY E. JOHNSON (1961)             Trustee            Since March 2007   91                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director,
Templeton Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)                   Chief              Chief Compliance   Not Applicable           Not Applicable
One Franklin Parkway                    Compliance         Officer since 2004
San Mateo, CA 94403-1906                Officer and        and Vice
                                        Vice President     President - AML
                                        - AML              Compliance since
                                        Compliance         2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources,
Inc. (1994-2001).
----------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)                  Treasurer          Since 2004         Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
----------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)                 Senior Vice        Since 2002         Not Applicable           Not Applicable
500 East Broward Blvd.                  President and
Suite 2100                              Chief Executive
Fort Lauderdale, FL 33394-3091          Officer -
                                        Finance and
                                        Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)                    Vice President     Since 2000         Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)           President          President since    Not Applicable           Not Applicable
One Franklin Parkway                    and Chief          2001 and Chief
San Mateo, CA 94403-1906                Executive          Executive Officer-
                                        Officer -          Investment
                                        Investment         Management
                                        Management         since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 41

----------------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                        LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                             POSITION           TIME SERVED        BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)                Vice President     Since 2006         Not Applicable           Not Applicable
One Franklin Parkway                    and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)                    Vice President     Since 2005         Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman &
Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
----------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)                  Chief Financial    Since 2004         Not Applicable           Not Applicable
500 East Broward Blvd.                  Officer and
Suite 2100                              Chief
Fort Lauderdale, FL 33394-3091          Accounting
                                        Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
----------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to July 31, 2007, Harmon E. Burns, S. Joseph Fortunato, Rupert H. Johnson, Jr. and Gordon S. Macklin ceased to be trustees of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


42 | Annual Report

Franklin Gold and Precious Metals Fund

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held April 17, 2007, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the


                                                              Annual Report | 43

Franklin Gold and Precious Metals Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during the year ended January 31, 2007, as well as the previous 10 years ended that date in comparison to a performance universe consisting of all retail and institutional gold-oriented funds as selected by Lipper. The Board noted that the Fund's total return for the one-year period was in the middle quintile of such universe and on an annualized basis was in the second-highest quintile of such universe for the previous three- and 10-year periods, and the second-lowest quintile of such universe during the previous five-year period. The Board was satisfied with such comparative performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of management


44 | Annual Report

Franklin Gold and Precious Metals Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

advisory services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for fund Class A shares. The results of such expense comparisons showed that both the contractual investment management fee rate for the Fund, as well as its actual total expenses were in the least expensive quintile of its Lipper expense group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its expense group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005, when the offering of such shares was discontinued, as well as potential benefits resulting from allocation


                                                              Annual Report | 45

Franklin Gold and Precious Metals Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's investment management agreement provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets and 0.45% on assets in excess of $250 million, with breakpoints continuing thereafter at the $10 billion asset level. The Fund had assets of approximately $1.3 billion on December 31, 2006, and the independent Trustees took into account management's position that the existing fee schedule was low and reflected anticipated economies of scale as shown in the favorable effective management fee and expense comparisons within its Lipper expense group. The Board believed that to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.


46 | Annual Report

Franklin Gold and Precious Metals Fund

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 47

                      This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN (R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio (R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


05/07                                              Not part of the annual report

     [LOGO](R)
FRANKLIN TEMPLETON
   INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906

-     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN GOLD AND
PRECIOUS METALS FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN (R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


132 A2007 09/07

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $29,972 for the fiscal year ended July 31, 2007 and $31,327 for the fiscal year ended July 31, 2006.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $46,000 for the fiscal year ended July 31, 2007 and $0 for the fiscal year ended July 31, 2006. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended July 31, 2007 and $565 for the fiscal year ended July 31, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended July 31, 2007 and $175,296 for the fiscal year ended July 31, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $46,000 for the fiscal year ended July 31, 2007 and $175,861 for the fiscal year ended July 31, 2006.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By  /S/JIMMY D. GAMBILL
   ---------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 27, 2007